Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the VIEs and their Subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31, 2024	As of December 31, 2025
	RMB	RMB
Assets:
Cash and cash equivalents	155,360	319,275
Restricted cash	152,136	218,151
Investment in marketable securities	1,422,725	2,032,157
Accounts receivable, net	78,502	83,044
Other receivables, net	4,206	7,996
Loans receivable, net	6,964	—
Amount due from the subsidiaries of the Group*	93,722	75,348
Prepaid expenses and other assets	147,209	153,055
Investments	797,573	282,685
Operating lease right-of-use assets, net	6,274	1,935
Property, equipment and software, net	48,103	41,179
Total assets	2,912,774	3,214,825
Liabilities:
Payroll and welfare payable	11,467	9,302
Taxes payable	301,935	291,392
Accrued expenses and other liabilities	70,155	72,914
Operating lease liabilities	4,696	192
Amounts due to related parties	6,022	6,112
Amount due to the subsidiaries of the Group*	1,009,332	991,829
Deferred tax liabilities	—	3,130
Total liabilities	1,403,607	1,374,871

*	The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	396,650	271,164	252,264
Net (loss) income	(73,079)	83,076	92,995
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by operating activities	339,806	25,148	143,307
Net cash (used in) provided by investing activities	(5,021)	(1,136,444)	81,062
Net cash provided by financing activities	—	—	5,561

Schedule of Disaggregation of Revenues	The following table illustrates the disaggregation of revenues by services offering in 2023, 2024 and 2025, respectively.
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Technical services	247,770	143,648	117,698
Sales income	142,628	124,973	134,308
Post-origination services	3,629	5,326	—
Wealth management	18,422	36,027	37,874
Total	412,449	309,974	289,880

Schedule of Movement of the Allowance for Doubtful Accounts	The movement of the provision for credit loss is as follows:
	Accounts receivable	Other receivables	Loans receivable (Note 3)	Amounts due from related parties (Note 10)	Total
	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2023	1,446,022	29,934	575,884	198,055	2,249,895
Provision for credit losses	748	8,716	13,642	997	24,103
Reversals	(12,011)	(90)	(1,000)	(437)	(13,538)
Write-offs	—	—	(202,900)	—	(202,900)
Foreign currency translation adjustment	65	666	884	—	1,615
Balance at December 31, 2024	1,434,824	39,226	386,510	198,615	2,059,175
Provision for credit losses	151	2,093	964	—	3,208
Reversals	(850)	(2)	—	(2,625)	(3,477)
Write-offs	(795)	(17,319)	—	—	(18,114)
Foreign currency translation adjustment	(97)	(428)	(1,636)	—	(2,161)
Balance at December 31, 2025	1,433,233	23,570	385,838	195,990	2,038,631

Schedule of Estimated Useful Lives	Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:
Computer and electronic equipment	3 years
Furniture and office equipment	4-5 years
Office building	10-20 years
Software	5-10 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful life

Schedule of Total Revenue and Account Receivables

The following tables summarized the customer with greater than 10% of the total revenue and account receivables:

	For the Year Ended December 31,
Percentage of the total revenue	2023	2024	2025
Customer A	30%	*	*
Customer B	16%	*	*
Customer C	*	16%	21%

Percentage of the Accounts receivable	December 31, 2024	December 31, 2025
Customer A	18%	10%
Customer C	33%	17%

*	The percentage was below 10% for the period